SAVINGS PLAN, PENSION AND POST-RETIREMENT BENEFITS - Weighted-average Assumptions Used to Determine Net Periodic Benefit Cost - 10K (Details)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	3.89%	4.68%	3.78%
Expected long-term return on plan assets	7.50%	7.75%	7.75%
Rate of future compensation increases	3.00%	3.00%	3.00%
International Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	3.74%	4.48%	4.33%
Expected long-term return on plan assets	6.00%	6.00%	6.00%
Rate of future compensation increases	2.33%	3.40%	2.97%